Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Convertible Preferred Stock	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Feb. 28, 2018	$ 167,010,000	$ 1,000	$ 29,310,000	$ (213,007,000)	$ (183,696,000)
Balance (shares) at Feb. 28, 2018	16,545,536	3,242,319
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of preferred stock, net	$ 47,654,000
Sale of preferred stock, net (in shares)	2,095,365
Issuance of common stock warrants in connection with sale of preferred stock			2,279,000		2,279,000
Issuance of common stock in lieu of bonus payment			569,000		569,000
Issuance of common stock in lieu of bonus payment (in shares)		121,143
Exercise of stock options and common stock warrants			1,002,000		1,002,000
Exercise of stock options and common stock warrants (shares)		253,087
Stock-based compensation expense			5,721,000		5,721,000
Net loss				(56,496,000)	(56,496,000)
Balance at Feb. 28, 2019	$ 214,664,000	$ 1,000	38,881,000	(269,503,000)	(230,621,000)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of stock options and common stock warrants			356,000		356,000
Exercise of stock options and common stock warrants (shares)	0	90,322
Stock-based compensation expense			1,436,000		1,436,000
Net loss				(15,903,000)	(15,903,000)
Balance at May. 31, 2019		$ 1,000	40,673,000	(285,406,000)	(244,732,000)
Balance (shares) at May. 31, 2019		3,706,871
Balance at Feb. 28, 2019	$ 214,664,000	$ 1,000	38,881,000	(269,503,000)	(230,621,000)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Temporary Equity [Roll Forward]
Net loss					(49,226,000)
Balance at Nov. 30, 2019		$ 1,000	54,816,000	(318,729,000)	(263,912,000)
Balance (shares) at Nov. 30, 2019		4,625,064
Balance at Feb. 28, 2019	$ 214,664,000	$ 1,000	38,881,000	(269,503,000)	(230,621,000)
Balance (shares) at Feb. 28, 2019	18,640,901	3,616,549
Increase (Decrease) in Temporary Equity [Roll Forward]
Sale of preferred stock, net	$ 18,358,000
Sale of preferred stock, net (in shares)	873,038
Issuance of common stock warrants in connection with sale of preferred stock			1,585,000		1,585,000
Issuance of common stock in connection with acquisition			6,164,000		6,164,000
Issuance of common stock in connection with acquisition (shares)		289,320
Issuance of common stock warrants in connection with July 2019 debt			779,000		779,000
Common stock issued in connection with joint development agreement			3,869,000		3,869,000
Issuance of common stock in connection with joint development agreement (In shares)		251,211
Exercise of stock options and common stock warrants		$ 1,000	6,791,000		6,792,000
Exercise of stock options and common stock warrants (shares)		1,876,370
Stock-based compensation expense			6,002,000		6,002,000
Net loss				(51,365,000)	(51,365,000)
Balance at Feb. 29, 2020	$ 233,022,000	$ 2,000	64,071,000	(320,868,000)	(256,795,000)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Balance at May. 31, 2019		$ 1,000	40,673,000	(285,406,000)	(244,732,000)
Balance (shares) at May. 31, 2019		3,706,871
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common stock warrants in connection with sale of preferred stock			779,000		779,000
Issuance of common stock in connection with acquisition			6,164,000		6,164,000
Issuance of common stock in connection with acquisition (shares)		279,436
Exercise of stock options and common stock warrants	$ 0	$ 0	1,428,000	0	1,428,000
Exercise of stock options and common stock warrants (shares)	0	415,420
Stock-based compensation expense			1,895,000		1,895,000
Net loss				(15,026,000)	(15,026,000)
Balance at Aug. 31, 2019		$ 1,000	50,939,000	(300,432,000)	(249,492,000)
Balance (shares) at Aug. 31, 2019		4,401,727
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common stock in connection with acquisition (shares)		9,884
Exercise of stock options and common stock warrants			728,000		728,000
Exercise of stock options and common stock warrants (shares)		213,453
Stock-based compensation expense			1,564,000		1,564,000
Net loss				(18,297,000)	(18,297,000)
Balance at Nov. 30, 2019		$ 1,000	54,816,000	(318,729,000)	(263,912,000)
Balance (shares) at Nov. 30, 2019		4,625,064
Balance at Feb. 29, 2020	$ 233,022,000	$ 2,000	64,071,000	(320,868,000)	(256,795,000)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of stock options and common stock warrants			2,999,000		2,999,000
Exercise of stock options and common stock warrants (shares)		347,807
Stock-based compensation expense			1,259,000		1,259,000
Net loss				(13,960,000)	(13,960,000)
Balance at May. 31, 2020		$ 2,000	68,329,000	(334,828,000)	(266,497,000)
Balance (shares) at May. 31, 2020		6,381,257
Balance at Feb. 29, 2020	$ 233,022,000	$ 2,000	64,071,000	(320,868,000)	(256,795,000)
Balance (shares) at Feb. 29, 2020	19,513,939	6,033,450
Increase (Decrease) in Temporary Equity [Roll Forward]
Net loss					(45,926,000)
Balance at Nov. 30, 2020		$ 5,000	755,076,000	(366,794,000)	388,287,000
Balance (shares) at Nov. 30, 2020		55,171,467
Balance at May. 31, 2020		$ 2,000	68,329,000	(334,828,000)	(266,497,000)
Balance (shares) at May. 31, 2020		6,381,257
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common stock in connection with acquisition			156,000		156,000
Issuance of common stock in connection with acquisition (shares)		97,019
Exercise of stock options and common stock warrants			1,726,000		1,726,000
Exercise of stock options and common stock warrants (shares)		383,575
Stock-based compensation expense			2,105,000		2,105,000
Net loss				(15,371,000)	(15,371,000)
Balance at Aug. 31, 2020		$ 5,000	542,298,000	(350,199,000)	192,104,000
Balance (shares) at Aug. 31, 2020		49,269,342
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of stock options and common stock warrants		$ 84,627	527,000		527,000
Stock-based compensation expense			2,946,000		2,946,000
Net loss				(16,595,000)	(16,595,000)
Balance at Nov. 30, 2020		$ 5,000	$ 755,076,000	$ (366,794,000)	$ 388,287,000
Balance (shares) at Nov. 30, 2020		55,171,467